UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

 /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $175,233 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     6807    87300 SH       SOLE                    87300        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100    11108   336600 SH       SOLE                   336600        0        0
BOSTON PROPERTIES INC          COM              101121101    21588   227600 SH       SOLE                   227600        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    10300   285000 SH       SOLE                   285000        0        0
DIGITAL RLTY TR INC            COM              253868103    15541   267300 SH       SOLE                   267300        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105     1583    33800 SH       SOLE                    33800        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    16905   299686 SH       SOLE                   299686        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206      791     9700 SH       SOLE                     9700        0        0
HCP INC                        COM              40414L109      808    21300 SH       SOLE                    21300        0        0
HIGHWOODS PPTYS INC            COM              431284108      812    23200 SH       SOLE                    23200        0        0
HOME PROPERTIES INC            COM              437306103    11743   199200 SH       SOLE                   199200        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    11982   680384 SH       SOLE                   680384        0        0
KILROY RLTY CORP               COM              49427F108     8989   231500 SH       SOLE                   231500        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     1517    46100 SH       SOLE                    46100        0        0
MACERICH CO                    COM              554382101    14537   293500 SH       SOLE                   293500        0        0
MACK CALI RLTY CORP            COM              554489104     2393    70600 SH       SOLE                    70600        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     3193   138600 SH       SOLE                   138600        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    33811   315515 SH       SOLE                   315515        0        0
VENTAS INC                     COM              92276F100      825    15200 SH       SOLE                    15200        0        0